EARNINGS PER SHARE CALCULATIONS (Earnings Per Share Calculation - Basic) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings Per Share [Abstract]
Net income from continuing operations, basic (in dollars per share)	$ 2.06	$ 0.54	$ 0.67
Income from discontinued operations, net of income taxes (in dollars per share)	$ 0.00	$ 0.10	$ 0.03
Net income attributable to noncontrolling interests, basic (in dollars per share)	$ (0.01)	$ (0.02)	$ (0.08)
Net income (loss) attributable to The Dow Chemical Company	$ 2.05	$ 0.62	$ 0.62
Preferred stock dividends, basic (in dollars per share)	$ (0.30)	$ (0.30)	$ 0.00
Earnings per common share - basic (in dollars per share)	$ 1.75	$ 0.32	$ 0.62